Offerings	Nov. 26, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)	Estimated solely for purposes of calculating the registration fee per Rule 457(o).
(2)
Calculated pursuant to Rule 457(o) and previously paid in connection with the registrant’s registration statements on Form
N-2
(File
No. 333-264426)
as filed with the Securities and Exchange Commission on April 21, 2022 and August 25, 2023.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 500,000,000
Amount of Registration Fee	$ 55,100
Offering Note
(1)	Estimated solely for purposes of calculating the registration fee per Rule 457(o).
(2)
Calculated pursuant to Rule 457(o) and previously paid in connection with the registrant’s registration statements on Form
N-2
(File
No. 333-264426)
as filed with the Securities and Exchange Commission on April 21, 2022 and August 25, 2023.